Note 3 - Fair Value Measurements	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes to Financial Statements
Fair Value Disclosures [Text Block]
(3)	Fair Value Measurements

A fair value hierarchy has been established that requires the Company to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value. The fair value hierarchy describes three
levels of inputs that
may
be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2
Observable inputs other than Level
1
prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table sets forth the financial assets and liabilities that were measured at fair value on a recurring basis at
September 30, 2017
and
June 30, 2017,
by level within the fair value hierarchy. The assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The Company
’s short-term investments have been classified as Level
2,
which have been initially valued at the transaction price and subsequently revalued, at the end of each reporting period, utilizing a third
party pricing service. The pricing service utilizes industry standard valuation models and observable market inputs to determine value that include surveying the bond dealer community, obtaining benchmark quotes, incorporating relevant trade data, and updating spreads daily. There have been no
transfers of assets or liabilities between the fair value measurement classifications.

		Quoted Prices in	Significant
		Active Markets	Other	Significant
(in millions)		for Identical Assets	Observable Inputs	Unobservable Inputs
September 30 , 2017	Total	(Level 1)	(Level 2)	(Level 3)
Cash equivalents	$17.0	$6.3	$10.7	$—
Short-term investments available-for-sale	14.5	—	14.5	—
Total	$31.5	$6.3	$25.2	$—

(in millions) June 30, 2017	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$10.9	$5.9	$5.0	$—
Short-term investments available-for-sale	20.9	—	20.9	—
Total	$31.8	$5.9	$25.9	$—

Cash equivalents consist primarily of money market funds. Short-term investments consist of certificates of deposit, corporate securities, U.S. Treasury securities and
U.S. agency securities, classified as available-for-sale and have maturities less than
365
days from the date of acquisition.

The following table shows the unrealized gains and losses and fair values for those investments as of
September 30, 2017
and
June 30, 2017
aggregated by major security type:

(in millions)		Unrealized	Unrealized
September 30 , 2017	At Cost	Gains	(Losses)	At Fair Value
Money market funds	$6.3	$-	$-	$6.3
Corporate notes	9.7	-	-	9.7
Commercial paper	15.5	-	-	15.5
Total	$31.5	$-	$-	$31.5

(in millions)		Unrealized	Unrealized
June 30, 2017	At Cost	Gains	(Losses)	At Fair Value
Money market funds	$5.9	$—	$—	$5.9
Commercial paper	8.5	—	—	8.5
Corporate notes	17.4	—	—	17.4
Total	$31.8	$—	$—	$31.8

As of
September 30, 2017
and
June 30, 2017,
the Company had investments in an unrealized gain (loss) position below material disclosure thresholds in the table above. The Company determined that the unrealized gains and losses on these investments were temporary in nature and expected the security to mature at its stated maturity principal. All available-for-sale securities held at
September 30, 2017,
will mature in less than
one
year.
The fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying value because of the short-term nature of these financial instruments at
September 30
,
2017
and
June 30, 2017,
respectively
. The fair value of the Company’s short-term note payable, which is measured using Level
2
inputs, approximates book value, at
September 30
,
2017
and
June 30, 2017.

(4)	Fair Value Measurements

A fair value hierarchy has been established which requires the Company to maximize the use of observable inputs, where available, and minimize the use of unobservable inputs when measuring fair value. The fair value hierarchy describes three
levels of inp
uts that
may
be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2
Observable inputs other than Level
1
prices, such as quoted prices for similar assets or liabilities; quoted pric es in markets that are
not
active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table sets forth the financial assets and liabilities that were measured at fair value on a recu rring basis at
June 30, 2017
and
June 30, 2016,
respectively, by level within the fair value hierarchy. The assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The Company ut
ilizes a
third
party pricing service. The pricing service utilizes industry standard valuation models and observable market inputs to determine value that include surveying the bond dealer community, obtaining benchmark quotes, incorporating relevant trade data, and updating spreads daily. There have been no
transfers of assets or liabilities between the fair value measurement classifications.

		Quoted Prices in
		Active Markets for	Significant Other	Significant
(in millions)		Identical Assets	Observable Inputs	Unobservable
June 30, 201 7	Total	(Level 1)	(Level 2)	Inputs (Level 3)
Cash equivalents	$10.9	$5.9	$5.0	$—
Short-term investments available-for-sale	20.9	—	20.9	—
Total	$31.8	$5.9	$25.9	$—

		Quoted Prices in
		Active Markets for	Significant Other	Significant
(in millions)		Identical Assets	Observable Inputs	Unobservable
June 30, 2016	Total	(Level 1)	(Level 2)	Inputs (Level 3)
Cash equivalents	$1.5	$1.5	$—	$—
Short-term investments available-for-sale	19.3	10.0	9.3	—
Total	$20.8	$11.5	$9.3	$—

The Company has had
no
realized gains or losses from the sale of investments for the fiscal year ended
June 30, 2017.
The following table shows the unrealized gains and losses and fair values for those investments as of
June 30, 2017
and
June 30, 2016
agg
regated by major security type:

(in millions)		Unrealized	Unrealized
June 30, 2017	At Cost	Gains	(Losses)	At Fair Value
Money market funds	$5.9	$—	$—	$5.9
Commercial paper	8.5	—	—	8.5
Corporate notes	17.4	—	—	17.4
Total	$31.8	$—	$—	$31.8

(in millions)		Unrealized	Unrealized
June 30, 2016	At Cost	Gains	(Losses)	At Fair Value
Money market funds	$1.5	$—	$—	$1.5
Debt securities of U.S. government agencies	2.0	—	—	2.0
U.S. Treasury securities	7.0	—	—	7.0
Corporate notes	2.9	0.1	—	3.0
Certificates of deposit	7.3	—	—	7.3
Total	$20.7	$0.1	$—	$20.8

As of
June 30, 2017
and
June 30, 2016,
the Company had investments in an unrealized gain/(loss) position below material disclosure thresholds in the table above. The Company has determined that the unrealized gains and losses on these investments are temp orary in nature and expects the security to mature at its stated maturity principal. All available-for-sale securities held at
June
30,
2017
will mature in less than
one
year.
The fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying value because of the short-term nature of these financial instruments respectively, at
June
30,
2017
and
June
30,
2016
. The fair value of our short-term note payable, which is measured using Level
2
inputs, approximates book value, at
June
30,
2017
and
June
30,
2016.